CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities
Net Loss	$ (6,247,402)	$ (6,198,976)	$ (12,270,871)	$ (9,574,016)	$ (29,821,550)	$ (36,068,952)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services	1,547,236	3,589,745	5,643,059	7,026,968	17,758,887	19,306,123
Issuance of common stock for compensation	1,834,302		2,274,737		2,274,737	4,109,039
Issuance of common stock for related party	1,534,854					1,534,854
Issuance of common stock for road access					13,050	13,050
Issuance of common stock for interest	133,335		12,960	50,000	62,960	196,295
Issuance of common stock for rent	113,600		340,000	469,220	1,202,130	1,315,730
Depreciation and amortization	240,915	177,927	345,442	235,647	737,741	978,656
Debt conversion expense	2,056,627					2,056,627
Options granted			1,832,462	1,163,542	2,996,004	2,996,004
Increase (decrease) in operating assets and liabilities:
Inventories	(488,587)		(1,419,341)	(352,911)	(1,772,252)	(2,260,839)
Prepaid expenses	(966,451)	680,359	387,842	(383,942)	(327,183)	(1,293,634)
Due from related party	(1,043,809)	45,198	(410,779)	75,499	(404,779)	(1,448,588)
Other assets			(25,000)	(6,000)	(26,000)	(26,000)
Accounts payable and accrued expenses	(206,854)	(76,946)	639,207	(56,012)	1,259,809	1,052,955
Accrued interest	(89,947)	38,561	112,518	(17,042)	144,749	54,802
Accrued payroll and payroll liabilities	60,359	697,152	803,445	340,810	1,561,255	1,621,614
Net cash used in operating activities	(1,521,822)	(1,046,980)	(1,734,319)	(1,028,237)	(4,340,442)	(5,862,264)
Cash flows from investing activities
Purchase of equipment	(759)	(266,578)	(277,900)	(851,216)	(1,915,583)	(1,916,342)
Purchase of mill and mining properties	(71,661)	(248,838)	(732,032)	(529,468)	(1,750,334)	(1,821,995)
Cash acquired in acquisition					39,780	39,780
Net cash used in investing activities	(72,420)	(515,416)	(1,009,932)	(1,380,684)	(3,626,137)	(3,698,557)
Cash flows from financing activities
Proceeds from notes payable	1,629,342	1,520,710	2,683,044	2,602,686	8,004,079	9,633,421
Proceeds from sale of common stock	65,667			75,000	75,000	140,667
Purchase of common stock				(63,000)	(63,000)	(63,000)
Repayments of notes payable	(89,485)			(42,500)	(49,500)	(138,985)
Proceeds from Directors loans					338,113	338,113
Repayments of Directors loans		(323)	(323)	(102,337)	(338,113)	(338,113)
Net cash provided by financing activities	1,605,524	1,520,387	2,682,721	2,469,849	7,966,579	9,572,103
Net increase in cash	11,282	(42,009)	(61,530)	60,928		11,282
Cash - beginning of year		61,530	61,530	602
Cash - end of year	11,282	19,521		61,530		11,282
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for notes payable conversion	3,663,267	192,600	553,325	2,449,065	3,420,890	7,084,157
Shares issued for accrued compensation		853,802	1,494,921		1,494,921	1,494,921
Shares issued for rent	113,600		340,000	469,220	340,000	453,600
Shares issued for related party	1,534,854					1,534,854
Shares issued for acquisition					355,085	355,085
Shares issued for purchase mining properties				377,166	754,089	754,089
Shares issued for compensation	$ 1,834,302		$ 2,274,737		$ 2,274,737	$ 4,109,039